Share Capital and Other Components of Equity - Summary of Share Capital Issued and Fully Paid (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number Of Shares Issued [Abstract]
Balance, beginning of year	678,915	697,232
Issuance of shares, net of expenses	425,350
Repurchase and cancellation of own shares	(12,025)	(39,621)
Cash consideration of stock options exercised	21,361	16,347
Ascribed value credited to share capital on stock options exercised	4,554	4,233
Issuance of shares on settlement of RSUs	1,894	724
Balance, end of year	1,120,049	678,915